Supplement dated June 20, 2013
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus & SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - International Opportunity Fund	5/01/2013
Effective on or about June 20, 2013, the following changes are made to the Fund’s prospectus and SAI:
For the Prospectus:
The section entitled Principal Investment Strategies in the "More Information About the Fund" section of the Fund’s Prospectus is hereby replaced with the following disclosure:
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets.
The Fund will normally have exposure to foreign currencies.
Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle or the Subadviser), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the Investment Manager.
Threadneedle chooses investments for the Fund by:
■	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives;
■	Conducting detailed research on companies in a consistent strategic and macroeconomic framework;
■	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles;
■	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.
The Fund’s portfolio management team constructs the portfolio using a Model List of stocks which represents the portfolio management team’s ideas and highest convictions. The portfolio is then constructed from this list along with other securities selected by the Fund’s portfolio managers.
Stocks on the Model List are selected by:
■	Evaluating the opportunities and risks within regions and sectors;
■	Assessing valuations; and
■	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.
A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Esther Perkins, CFA	Portfolio Manager	Portfolio Manager	2008
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	June 2013
The rest of the section remains the same.
S-6493-1 A (6/13)

The list of portfolio managers under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Threadneedle International Limited
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Esther Perkins, CFA	Portfolio Manager	Portfolio Manager	2008
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	June 2013
Ms. Perkins joined Threadneedle in 2008 as a fund manager. Prior to Threadneedle, Ms. Perkins was an Investment Director at Standard Life Investments, managing global portfolios. Ms. Perkins began her investment career in 1998 and earned a B.A. from Oxford University; M.A. from the University of Pennsylvania; an M.B.A. from Wharton Business School.
Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exter University.
The rest of the section remains the same.
For the SAI:
The information in Table 12. Portfolio Managers for the above mentioned fund has been superseded and replaced with the following:
Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of Dec. 31, 2012, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio Funds.
Table 12. Portfolio Managers
Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
International Opportunity	Threadneedle:
	Esther Perkins	1 RIC 5 other accounts	$364.63 million $791.14 million	None	(8)	(38)
	William Davies(c)	2 PIVs 3 other accounts	$1.16 billion $3.22 billion	None
(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of May 31, 2013
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6493-1 A (6/13)
Supplement dated June 20, 2013
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus & SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - International Opportunity Fund	5/01/2013
Effective on or about June 20, 2013, the following changes are made to the Fund’s prospectus and SAI:
For the Prospectus:
The section entitled Principal Investment Strategies in the "More Information About the Fund" section of the Fund’s Prospectus is hereby replaced with the following disclosure:
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets.
The Fund will normally have exposure to foreign currencies.
Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle or the Subadviser), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the Investment Manager.
Threadneedle chooses investments for the Fund by:
■	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives;
■	Conducting detailed research on companies in a consistent strategic and macroeconomic framework;
■	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles;
■	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.
The Fund’s portfolio management team constructs the portfolio using a Model List of stocks which represents the portfolio management team’s ideas and highest convictions. The portfolio is then constructed from this list along with other securities selected by the Fund’s portfolio managers.
Stocks on the Model List are selected by:
■	Evaluating the opportunities and risks within regions and sectors;
■	Assessing valuations; and
■	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.
A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.
The list of portfolio managers under the caption “Fund Management” in the "Summary of VP - International Opportunity Fund" section is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Esther Perkins, CFA	Portfolio Manager	Portfolio Manager	2008
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	June 2013
The rest of the section remains the same.
S-6466-206 A (6/13)

The list of portfolio managers under the caption “Portfolio Management” for Columbia VP – International Opportunity Fund in the “More Information About the Funds” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Esther Perkins, CFA	Portfolio Manager	Portfolio Manager	2008
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	June 2013
Ms. Perkins joined Threadneedle in 2008 as a fund manager. Prior to Threadneedle, Ms. Perkins was an Investment Director at Standard Life Investments, managing global portfolios. Ms. Perkins began her investment career in 1998 and earned a B.A. from Oxford University; M.A. from the University of Pennsylvania; an M.B.A. from Wharton Business School.
Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exter University.
The rest of the section remains the same.
For the SAI:
The information in Table 12. Portfolio Managers for the above mentioned fund has been superseded and replaced with the following:
Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of Dec. 31, 2012, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio Funds.
Table 12. Portfolio Managers
Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
International Opportunity	Threadneedle:
	Esther Perkins	1 RIC 5 other accounts	$364.63 million $791.14 million	None	(8)	(38)
	William Davies(c)	2 PIVs 3 other accounts	$1.16 billion $3.22 billion	None
(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of May 31, 2013
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6466-206 A (6/13)